Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments as necessary for the fair statement of the Group’s financial position as of March 31, 2021, results of operations and cash flows for the three months ended March 31, 2020 and 2021. The consolidated balance sheet at December 31, 2020 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes for the years ended December 31, 2019 and 2020. The accounting policies applied are consistent with those of the audited consolidated financial statements for the preceding fiscal year. Results for the three months ended March 31, 2021 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

(b)	Principles of consolidation
The unaudited condensed consolidated financial statements include the unaudited condensed consolidated financial statements of the Company, its subsidiaries and the VIEs for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power: has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIEs that could potentially be significant to the VIEs.

(c)	Use of estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements primarily include, but are not limited to, the determination of performance obligations and allocation of transaction price to those performance obligations, the determination of warranty cost, lower of cost and net realizable value of inventory, assessment for impairment of long-lived assets and intangible assets, recoverability of receivables, valuation of deferred tax assets, determination of share-based compensation expenses as well as redemption value of the Preferred Shares.
Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)	Functional currency and foreign currency translation
The Company uses Renminbi (“RMB”) as its reporting currency. The functional currencies of the Company and its subsidiaries which are incorporated in United States or in Hong Kong are United States dollars (“US$”), while the functional currencies of the other subsidiaries and VIEs in the Group are RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.
Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the unaudited condensed consolidated statements of comprehensive loss.
The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the unaudited condensed consolidated statements of comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive loss in the unaudited condensed consolidated statements of total shareholders’ (deficit) equity.

(e)	Convenience translation
Translations of balances in the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of comprehensive loss and unaudited condensed consolidated statements of cash flows from RMB into US$ as of and for the three months ended March 31, 2021 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5518 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2021, or at any other rate.

(f)	Fair value
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:
Level I—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
Level II—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level II valuation techniques.

Level III—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term deposits, short-term investments, accounts receivable, finance lease receivables, long-term deposits, derivative assets, other assets, accounts and notes payable, short-term borrowings, lease liabilities, accruals and other liabilities, derivative liabilities and long-term borrowings. As of December 31, 2020 and March 31, 2021, the carrying values of these financial instruments, except for other non-current
assets, long-term deposit, long-term borrowings and
non-current
portion for lease liabilities, are approximated to their fair values due to the short-term maturity of these instruments.
Financial assets that are measured at fair value on a recurring basis consist of short-term investments and derivative assets or liabilities. All of its short-term investments and derivative assets or liabilities, which are comprised primarily of structured deposits, bank financial products and forward exchange contracts, are classified within Level II of the fair value hierarchy because they are floating income products linked to currency exchange rate, gold and benchmark interest rate. They are not valued using quoted market prices, but can be valued based on other observable inputs, such as interest rates and currency rates. The group has derivative liabilities that are measured at fair value. The derivative liabilities are used to account for the redemption right that met the definition of a derivative and are classified within level III at the fair value hierarchy as the Company adopted the equity allocation model with unobservable inputs for which there little or no market data to determine the fair value.

(g)	Cash and cash equivalents
Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Cash and cash equivalents as reported in the unaudited condensed consolidated statements of cash flows are presented separately on the unaudited condensed consolidated balance sheets as follows:

	As of December 31,2020		As of March 31,2021
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	4,428,120	4,428,120	8,447,075	8,447,075
US$	3,793,451	24,781,268	3,448,350	22,609,056
Euro	—	—	644	4,954

Total		29,209,388		31,061,085

As of December 31, 2020 and March 31,2021, substantially all of the Group’s cash and cash equivalents were held in reputable financial institutions located in the PRC, Hong Kong and United States.

(h)	Restricted cash
Restricted cash primarily represents bank deposits for letter of credit, bank notes and forward exchange contracts amounting to RMB2,296,560 and RMB1,743,851 as of December 31, 2020 and as of March 31, 2021, respectively. And deposits, amounted to RMB35,585 and RMB35,400, that are restricted due to legal disputes as of December 31, 2020 and as of March 31, 2021, respectively.

(i)	Short-term deposits
Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the unaudited condensed consolidated statements of comprehensive loss during the periods presented. As of December 31, 2020 and March 31, 2021, substantially all of the Group’s short-term deposits amounting to RMB979,897 and RMB988,711 are placed in a reputable financial institution in the PRC.

(j)	Long-term deposits
Long-term deposits of the Group represent time deposits placed with banks with original maturities more than one year. Interest earned is recorded as interest income in the unaudited condensed consolidated statements of comprehensive loss during the periods presented. As of December 31, 2020 and March 31, 2021, substantially all of the Group’s long-term deposits amounting to nil and RMB903,781 are placed in reputable financial institutions in the PRC.

(k)	Current expected credit losses
In 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach with a cumulative-effect increase of RMB2,074 recorded in accumulated deficit.
The Group’s accounts receivable, other current assets and finance lease receivables are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, other current assets and finance lease receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. For the three months ended March 31, 2020 and 2021, the Group recorded RMB588 and RMB4,351 expected credit loss expense in selling, general and administrative expenses, respectively. As of March 31, 2021, the expected credit loss provision for the current and non-current
assets are RMB9,260 and RMB7,410, respectively.
The Group typically does not carry significant accounts receivable related to vehicle sales and related sales as customer payments are due prior to vehicle delivery, except for amounts of vehicle sales in relation to government subsidy to be collected from government on behalf of customers.
Finance lease receivables primarily consist of the aggregate of the minimum lease receivable at the inception of the lease and the initial direct costs. The Group classified its finance lease receivables into different categories from performing to non-performing
based on the credit risk of the lessees and the past due days, if any, of the principal and/or interest repayments. As of December 31, 2020 and March 31, 2021, the majority of the finance lease receivables are categorized as performing since the customers have a low risk of default, a strong capacity to meet contractual cash flows and have not past due repayments and the amounts of finance lease receivables of other categories are immaterial.
The Group considers historical credit loss rate for each categories of deposits and other receivables and adjusts for forward looking macroeconomic data except for certain long aging receivables for which the debtors failed to make demand repayment and the Group has made specific provision on a case-by-case
basis.
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and finance lease receivables for the three months ended March 31, 2020 and 2021:

For the Three Months Ended March 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	588
Write-offs	(2,286)

Balance as of March 31, 2020	5,021

For the Three Months Ended March 31, 2021
Balance as of December 31, 2020	12,507
Current period provision	4,351
Write-offs	(188)

Balance as of March 31, 2021	16,670

(l)	Short-term investments
For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the unaudited condensed consolidated statements of comprehensive loss. The Group’s short-term investments in financial instruments were RMB2,820,711 and RMB1,468,158 as of December 31, 2020 and March 31, 2021, respectively.

(m)	Inventory
Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the standard cost basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition, which approximates actual cost on monthly weighted average method. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
Inventory write-downs of RMB8,000 and RMB46,525 were recognized in cost of sales and research and development (“R&D”) expenses for the three months ended March 31, 2020 and 2021, respectively.

(n)	Property, plant and equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated primarily using the straight-line method over the estimated useful life of the asset. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful lives, which range from two to ten years, of the related assets. Salvage value rate is determined to 0% based on the economic value of the property, plant and equipment at the end of the estimated useful lives as a percentage of the original cost.

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years
Depreciation for mold and tooling is computed using the
units-of-production
method whereby capitalized costs are amortized over the total estimated productive life of the related assets.
The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets.
Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress
is included within property, plant and equipment and is amortized over the life of the related assets.
The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the unaudited condensed consolidated statements of comprehensive loss. The loss on the disposal of property, plant and equipment amounting to RMB527 and RMB480 were recognized in operating expenses during the three months ended March 31, 2020 and 2021, respectively.

(o)	Intangible assets, net
Intangible assets consist of manufacturing license, license plate, software and license of maintenance and overhauls. Intangible assets with finite lives, including software and license of maintenance and overhaul, are carried at acquisition cost less accumulated amortization and impairment, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise.
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months

The Group estimates the useful life of the software to be 2 to 10 years based on the contract terms, expected technical obsolescence and innovations and industry experience of such intangible assets. The Group estimates the useful life of the license of maintenance and overhauls to be 26 months based on thecontract terms.
The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
Intangible assets that have indefinite useful life are manufacturing license and license plate as of March 31, 2021. No useful life was determined in the contract terms when the Group acquired the manufacturing license and license plate. The Group expects that the manufacturing license and license plate are unlikely to be terminated based on industry experience and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of such intangible assets to be indefinite.
The Group evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Company calculates the fair value of the intangible asset and perform the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. In consideration of the growing electronic vehicle industry in China, the Group’s improving financial performance, the stable macroeconomic conditions in China and the Group’s future manufacturing plans, the Company determined that it is not likely that the license plate and the manufacturing license which was newly obtained in May 2020 were impaired as of December 31, 2020 and March 31, 2021. As such, no impairment of indefinite-lived intangible assets was recognized for the three months ended March 31, 2020 and 2021.

(p)	Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use rights certificate.

(q)	Long-term investments
The Group’s long-term investments include equity investments in entities and equity securities without readily determinable fair values. Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance
common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.
Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance
common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.
In January 2021, the Group acquired minority preferred equity interests of Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”), a related party of the Group, with a total consideration of RMB24,551. The equity interests were not considered to be in-substance
common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. The investment is not considered as debt securities or equity securities that have readily determinable fair values given that it is a privately held company. Accordingly, the Company elected to account for this investment at cost less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments.

(r)	Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is determined using anticipated cash flows discounted at a rate commensurate with the risk involved.

(s)	Warranties
The Group provides a manufacturer’s standard warranty on all vehicles sold. The Group accrues a warranty reserve for the vehicles sold by the Group, which includes the Group’s best estimate of the projected costs to repair or replace items under warranties and recalls when identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other liabilities, while the remaining balance is included within other non-current
liabilities on the unaudited condensed consolidated balance sheets. Warranty expense is recorded as a component of cost of sales in the unaudited condensed consolidated statements of comprehensive loss.
The Group considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the vehicle, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees. The Group also provides extended lifetime warranty embedded through a vehicle sales contract. The extended lifetime warranty is likely incremental service provided to the customer to differentiate with other peer companies, as such, the lifetime warranty is a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.

(t)	Revenue recognition
Revenue is recognized when or as the control of the goods or services is transferred upon delivery to customers. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; or

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates overall contract price to each distinct performance obligation based on its relative standalone selling price in accordance with ASC 606. The Group generally determines standalone-selling prices for each individual distinct performance obligation identified based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information, the data utilized, and considering the Group’s pricing policies and practices in making pricing decisions. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may affect the revenue recognition. The discount provided in the contract are allocated by the Group to all performance obligations as conditions under ASC
606-10-32-37
are not met.
When either party to a contract has performed, the Group presents the contract in the unaudited condensed consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities are primarily resulted from the multiple performance obligations identified in the vehicle sales contract, which is recorded as deferred revenue and recognized as revenue based on the consumption of the services or the delivery of the goods.
Vehicle sales
The Group generates revenue from sales of electric vehicles, together with a number of embedded products and services through a contract. The Group identifies the customers who purchase the vehicle as its customers. There are multiple distinct performance obligations explicitly stated in a series of contracts including sales of vehicle, free charging within 4 years or 100,000 kilometers, extended lifetime warranty, option between household charging pile and charging card, vehicle internet connection services, services of lifetime free charging in XPeng-branded super-charging stations and lifetime warranty of battery which are accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of vehicle to a customer.
Car buyers in the PRC are entitled to government subsidies when they purchase electric vehicles. For efficiency purpose and better customer service, the Group or Zhengzhou Haima Automobile Co., Ltd. (“Haima Auto”) applies for and collect such government subsidies on behalf of the customers. Accordingly, customers only pay the amount after deducting government subsidies. The Group determined that the government subsidies should be considered as part of the transaction price because the subsidy is granted to the buyer of the electric vehicle and the buyer remains liable for such amount in the event the subsidies were not received by the Group due to the buyer’s fault such as refusal or delay of providing application information.
The overall contract price is allocated to each distinct performance obligation based on the relative estimated standalone selling price. The revenue for sales of the vehicle and household charging pile is recognized at a point in time when the control of the vehicle is transferred to the customer and the charging pile is installed at customer’s designated location. For vehicle internet connection service, the Group recognizes the revenue using a straight-line method. For the extended lifetime warranty and lifetime warranty of battery, given limited operating history and lack of historical data, the Group decides to recognize the revenue over time based on a straight-line method initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available. For the free charging within 4 years or 100,000 kilometers and charging card to be consumed to exchange for charging services, the Group considers that a measure of progress based on usage (rather than a time-based method) best reflects the performance as it’s typically a promise to deliver the underlying service rather than a promise to stand ready. For the services of lifetime free charging in XPeng-branded super-charging station, the Group recognize the revenue over time based on straight-line method during the expected useful life of the vehicle.
Initial refundable deposits for intention orders and
non-refundable
deposits for vehicle reservations received from customers prior to vehicle purchase agreements signed are recognized as refundable deposits from customers (accruals and other liabilities) and advances from customers (accruals and other liabilities). When vehicle purchase agreements are signed, the consideration for the vehicle and all embedded services must be paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding to those unperformed obligations. At the same time, advances from customers are classified as contract liability (deferred revenue) as part of the consideration.
XPILOT, the Group’s autonomous driving system, provides assisted driving and parking functions tailored for driving behavior and road conditions in China. The Group rolled out XPILOT 3.0 in January 2021. A customer can subscribe for XPILOT 3.0 by either making a lump sum payment or paying annual installments for a three-year period. XPILOT 3.0 will feature several new functions, including a navigation guided pilot for highway driving and advanced automated parking. Revenue related to XPILOT 3.0 is recognized at a point in time when autonomous driving functionality of XPILOT 3.0 is activated and transferred to the customers.
Other services
The Group provides variable other services to customers including services embedded in a sales contract, supercharging service, maintenance service, ride hailing services and vehicle leasing service.
Services embedded in a sales contract may include free charging within 4 years or 100,000 kilometers, extended lifetime warranty, option between household charging pile and charging card, vehicle internet connection services, lifetime warranty of battery and services of free charging services in XPeng-branded charging station. Other services also include supercharging service and maintenance service. These services are recognized under ASC 606.
The Group provides ride hailing services with smart commuting solutions to customers by using the Group’s self-owned G3 vehicles and hiring and training drivers managed by third party agents via service agreement. The Group believes it acts as a principle in the ride hailing services as it controls a specified good or service before it is transferred to the customers. The revenue for ride hailing services is recognized overtime in a period when the ride hailing services is consumed under ASC 606.
Revenue from vehicle leasing service to customers under operating lease and finance lease are recognized under ASC 842.
Practical expedients and exemptions
The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting and parts replacement service, are not performance obligations considering these services are value-added services to enhance customer experience rather than critical items for vehicle driving and forecasted that usage of these five services will be very limited. The Group also performs an estimation on the stand-alone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of foresaid services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.
Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligation if they are immaterial in the context of the contract and the relative stand-alone fair value individually and in aggregate is less than 1% of the contract price, namely the lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting and parts replacement service. Related costs are then accrued instead.
Customer Upgrade Program
In the third quarter of 2019, due to the upgrade of the G3 from 2019 version (“G3 2019”) to 2020 version (“G3 2020”), the Group voluntarily offered all owners of G3 2019 model the options to either receive loyalty points, valid for 5 years since the grant date, which can be redeemed for goods or services, or obtain an enhanced trade-in
right contingent on a future purchase starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. The owners of G3 2019 model had to choose one of the two options within 30 days after receiving the notice. Anyone who did not make the choice before the date was deemed abandoning the options. At the time the offers were made, the Group still had unfulfilled performance obligations for services to the owners of G3 2019 model associated with their original purchase. The Group considered this offering is to improve the satisfaction of the owners of G3 2019 model but was not the result of any defects or resolving past claims regarding the G3 2019 model.
As both options provide a material right (a significant discount on future goods or services) for no consideration to existing customers with unfulfilled performance obligations, the Group considers this arrangement to be a modification of the existing contracts with customers. Further, as the customers did not pay for the additional rights, the contract modification is accounted for as the termination of the original contract and commencement of a new contract, which will be accounted for prospectively. The material right from the loyalty points or the trade-in
right shall be considered in the reallocation of the remaining consideration from the original contracts among the promised goods or services not yet transferred at the date of the contract modification. This reallocation is based on the relative stand-alone selling prices of these various goods and services.
For the material right from loyalty points, the Group estimated the probability of points redemption when determining the stand-alone selling price. Since the fact that most merchandise can be redeemed without requiring a significant amount of points compared with the amount of points provided to customers, the Group believes it is reasonable to assume all points will be redeemed and no forfeiture is estimated currently. The amount allocated to the points as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when future goods or services are transferred. The Group will continue to monitor forfeiture rate data and will apply and update the estimated forfeiture rate at each reporting period.
According to the terms of the
trade-in
program, owners of G3 2019 who elected the
trade-in
right have the option to trade in their G3 2019 at a fixed predetermined percentage of its original G3 2019 purchase price (the “guaranteed trade-in
value”) starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. Such trade-in
right is valid for 120 days. That is, if the owner of a G3 2019 does not purchase a new vehicle within that
120-day
period, the
trade-in
right expires. The guaranteed
trade-in
value will be deducted from the retail selling price of the new vehicle purchase. The customer cannot exercise the trade-in
right on a stand-alone basis solely as a function of their original purchase of the G3 2019 and this program, and therefore, the Group does not believe the substance of the program is a repurchase feature that provides the customer with a unilateral right of return. Rather, the trade-in
right and purchase of a new vehicle are linked as part of a single transaction to provide a loyalty discount to existing customers. The Group believes the guaranteed trade-in
value will be greater than the expected market value of the G3 2019 at the time the trade-in
rights become exercisable, and therefore, the excess value is essentially a sales discount on the new vehicle purchase. The Group estimated the potential forfeiture rate based on the market expectation of the possibility of the future buying and applied the forfeiture rate when determining the stand-alone selling price at the date of the contract modification. The amount allocated to the trade-in
right as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when the trade-in
right is exercised and a new vehicle is purchased. The Group will continue to reassess the reasonableness of the forfeiture rate applied in the subsequent reporting periods.

(u)	Cost of sales
Vehicle
Cost of vehicle revenue includes direct parts, material, labor cost and manufacturing overhead (including depreciation of assets associated with the production) and reserves for estimated warranty expenses. Cost of vehicle revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand
inventories that are either obsolete or in excess of forecasted demand, and impairment charge of property, plant and equipment.
Services and others
Cost of services and others revenue generally includes cost of direct part, material, labor costs, installment costs, costs associated with providing non-warranty
after-sales service and depreciation of associated assets used for providing the services.
Cost of ride hailing services revenue also includes agent and service fee paid to third party agents and revenue sharing fee to a third party data supporting entity.

(v)	Research and development expenses
All costs associated with R&D are expensed as incurred. R&D expenses consist primarily of employee compensation for those employees engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. For the three months ended March 31, 2020 and 2021, R&D expenses were RMB310,782 and RMB535,114, respectively.

(w)	Selling, general and administrative expenses
Sales and marketing expenses consist primarily of employee compensation and marketing, promotional and advertising expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. For the three months ended March 31, 2020 and 2021, advertising expenses were RMB41,415 and RMB111,724, respectively, and total sales and marketing expenses were RMB183,069 and RMB569,318, respectively.
General and administrative expenses consist primarily of employee compensation for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, legal, and other professional services fees, lease and other general corporate related expenses. For the three months ended March 31, 2020 and 2021, general and administrative expenses were RMB138,756 and RMB151,503, respectively.

(x)	Employee benefits
Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB44,618 and RMB72,540 for the three months ended March 31, 2020 and 2021, respectively.

(y)	Government grants
The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as land fulfillment costs and production and capacity subsidies related to the manufacturing plant construction of Zhaoqing XPeng (“Zhaoqing manufacturing plant”). Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific subsidies as other non-current
liabilities when received or reduced interest expense. The specific subsidies are amortized over the depreciation period of associated assets to reduce their depreciation cost. Other subsidies are recognized as other income upon receipt as further performance by the Group is not required.

(z)	Income taxes
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the unaudited condensed consolidated financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the unaudited condensed consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its unaudited condensed consolidated balance sheets and under other expenses in its unaudited condensed consolidated statements of comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the three months ended March 31, 2020, and 2021. As of December 31, 2020 and March 31, 2021, the Group did not have any significant unrecognized uncertain tax positions.
Adoption of ASU
2016-16
In October 2016, the FASB issued ASU
2016-16,
Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard requires entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. The Company adopted ASU
2016-16
as of January 1, 2018 using a modified retrospective transition method, no reclassification of prepaid income taxes related to asset transfers that occurred prior to adoption from other current and non-current
assets to opening retained earnings. There was no material impact on the Company’s unaudited condensed consolidated financial statements.

(aa)	Share-based compensation
The Group grants RSUs, restricted shares and share options (collectively, “Share-based Awards”) to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Share-based awards are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method or straight-line method, net of estimated forfeitures, if any, over the requisite service period. For awards with performance conditions, the Company would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved.
The fair value of the RSUs and restricted shares granted prior to the completion of the IPO were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of share options granted prior to the completion of the IPO is estimated on the grant or offering date using the Binomial option-pricing model. The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive Share-based Awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.
The fair value of the RSUs granted subsequent to the completion of the IPO is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.
Share options granted to employees:
Since 2015, Chengxing has granted options to certain directors, executive officers and employees. The options granted are exercisable only upon the completion of an IPO or change in control.
Share options granted to employees includes both service condition and performance condition. Employees are required to provide continued service through the satisfaction of the occurrence of change of control or an IPO to retain the award since no share option would be vested prior to the occurrence of the Liquidity Event even though the service condition has been satisfied. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense to be recognized until the date of consummation of Liquidity Event.
On June 28, 2020, the board of directors of the Company approved the 2019 Equity Incentive Plan (“ESOP Plan”) with 161,462,100 Class A ordinary shares reserved. Options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted under the ESOP Plan.
In June 2020, the Group agreed with the participants to cancel the existing stock options granted during the period between 2015 and the first quarter of 2020 along with a concurrent grant of a replacement RSUs (“Replacement”).
Restricted share units granted to employees:
Prior to the completion of the IPO, RSUs granted to employees include both service condition and performance condition. Employees are required to provide continued service through the satisfaction of the occurrence of Liquidity Event to retain the award since no RSU would be vested prior to the occurrence of the Liquidity Event even though the service condition has been satisfied. The Group also granted RSUs in 2020 with only performance condition and the RSUs would be vested upon the occurrence of Liquidity Event. Given the vesting of these two types of RSUs granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense to be recognized until the date of consummation of Liquidity Event. In July 2020, RSUs vested immediately upon grant date were granted to employees and the share-based compensation expense were recognized immediately on the grant date.
Subsequent to the completion of the IPO, the Group granted RSUs with only service condition to employees and the share-based compensation expense were recognized over the vesting period using straight-line method.

(ab)	Statutory reserve
The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to PRC’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from its after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.
In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax
profit as determined under the PRC GAAP to
non-distributable
reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.
The use of the general reserve fund, statutory surplus fund and discretionary surplus fund is restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. No reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
During the three months ended March 31,2020 and 2021, there is no statutory reserves.

(ac)	Comprehensive loss
The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Group’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net loss.

(ad)	Leases
In February 2016, the FASB issued ASC 842, Leases, to require lessees to recognize all leases, with certain exceptions, on the unaudited condensed balance sheets, while recognition on the statement of operations will remain similar to lease accounting under ASC 840. Subsequently, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, ASU
No. 2018-11,
Targeted Improvements, ASU
No. 2018-20,
Narrow-Scope Improvements for Lessors, and ASU
2019-01,
Codification Improvements, to clarify and amend the guidance in ASU
No. 2016-02.
ASC 842 eliminates real estate-specific provisions and modifies certain aspects of lessor accounting.
(a) As a lessee
(i) Operating lease
The Group early adopted the ASUs as of January 1, 2018 using the cumulative effect adjustment approach. Upon adoption, the Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to carry forward the historical determination of contracts as leases, lease classification and not reassess initial direct costs for historical lease arrangements. In addition, the Group also elected the practical expedient to apply consistently to all of the Group’s leases to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Group’s right-of-use
assets.
The Group includes a
right-of-use
asset and lease liability related to substantially all of the Group’s lease arrangements in the unaudited condensed consolidated balance sheets. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use
assets, and the corresponding lease liabilities are included within current portion of lease liabilities for the current portion, and within lease liabilities for the long-term portion on the unaudited condensed consolidated balance sheets as of December 31, 2020 and March 31, 2021.
The Group has lease agreements with lease and
non-lease
components, and has elected to utilize the practical expedient to account for the non-lease
components together with the associated lease component as a single combined lease component.
The Group has elected not to present short-term leases on the unaudited condensed consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments.
(b) As a lessor
The Group provides vehicle leasing service to customers under operating lease and finance lease.
(i) Operating lease
The Group recognizes the lease payments as vehicle leasing income in profit or loss over the lease term on a straight-line basis.
(ii) Finance lease
At the commencement of the lease term, the aggregate of the minimum lease receivable at the inception of the lease and the initial direct costs is recognized as finance lease receivables, and the unguaranteed residual value is recorded at the same time. The difference between the aggregate of the minimum lease receivable, the initial direct costs and the unguaranteed residual value, and the aggregate of their present values is recognized as unearned finance income. The net amount of finance lease receivables less unearned finance income is divided into finance lease receivable—net and current portion of finance lease receivable—net due within one year for presentation.
Finance lease receivables are carried at amortized cost net of loss allowance for finance lease receivables. When determining the loss allowance for a net investment in the lease, the Group takes into consideration the collateral relating to the net investment in the lease. The collateral relating to the net investment in the lease represents the cash flows that the Group would expect to receive (or derive) from the lease receivable and the unguaranteed residual asset during and following the end of the remaining lease term.
Lease income from finance lease is recognized in other revenues using the effective interest method.

(ae)	Dividends
Dividends are recognized when declared. No dividends was declared for the three months ended March 31, 2020 and 2021, respectively.

(af)	Earnings (losses) per share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares, considering the accretion on Preferred Shares to redemption value, by the weighted average number of.ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the Preferred Shares using the if-converted
method, unvested restricted shares, and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(ag)	Segment reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

2. Summary of Significant Accounting Policies
(a) Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
(b) Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power: has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIEs that could potentially be significant to the VIEs.

(c) Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, mezzanine equity and related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements primarily include, but are not limited to, the determination of performance obligations and allocation of transaction price to those performance obligations, the determination of warranty cost, lower of cost and net realizable value of inventory, assessment for impairment of long-lived assets and intangible assets, recoverability of receivables, valuation of deferred tax assets, determination of share-based compensation expenses as well as redemption value of the Preferred Shares.
Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.
(d) Functional currency and foreign currency translation
The Company uses Renminbi (“RMB”) as its reporting currency. The functional currencies of the Company and its subsidiaries which are incorporated in United States or in Hong Kong are United States dollars (“US$”), while the functional currencies of the other subsidiaries and VIEs in the Group are RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.
Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.
The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of total shareholders’ (deficit) equity.
(e) Convenience translation
Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5518 on March 31, 2021 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

(f) Fair value
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:
Level I — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
Level II —Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level II valuation techniques.
Level III —Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term deposits, short-term investments, accounts receivable, financial lease receivables, other assets, accounts and notes payable, short-term borrowings, lease liabilities, accruals and other liabilities and long-term borrowings. As of December 31, 2019 and 2020, the carrying values of these financial instruments, except for other non-current
assets, long-term borrowings and
non-current
portion for lease liabilities, are approximated to their fair values due to the short-term maturity of these instruments.
Financial assets that are measured at fair value on a recurring basis consist of short-term investments and derivative assets. All of its short-term investments and derivative assets, which are comprised primarily of structured deposits, bank financial products and a forward exchange contract, are classified within Level II of the fair value hierarchy because they are floating income products linked to currency exchange rate, gold and benchmark interest rate. They are not valued using quoted market prices, but can be valued based on other observable inputs, such as interest rates and currency rates. The group has derivative liabilities that are measured at fair value. The derivative liabilities are used to account for the redemption right that met the definition of a derivative and are classified within level III at the fair value hierarchy as the Company adopted the equity allocation model with unobservable inputs for which there little or no market data to determine the fair value.
(g) Cash and cash equivalents
Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.
Cash and cash equivalents as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31,2019		As of December 31,2020
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	772,435	772,435	4,428,120	4,428,120
US$	167,732	1,168,754	3,793,451	24,781,268
HKD	6,418	5,742	—	—

Total		1,946,931		29,209,388

As of December 31, 2019 and 2020, substantially all of the Group’s cash and cash equivalents were held in reputable financial institutions located in the PRC, Hong Kong and the United States.
(h) Restricted cash
Restricted cash primarily represents bank deposits for letter of credit, bank notes and a forward exchange contract amounted to RMB425,812 and RMB2,296,560 as of December 31, 2019 and 2020, respectively. And deposits, amounted to RMB35,000 and RMB35,585, that are restricted due to legal disputes as of December 31, 2019 and 2020, respectively.
(i) Short-term deposits
Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the years presented. As of December 31, 2020, substantially all of the Group’s short-term deposits amounting to RMB979,897 are placed in a reputable financial institution in PRC.
(j) Current expected credit losses
In 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach with a cumulative-effect increase of RMB2,074 recorded in accumulated deficit.

 The Group’s accounts receivable, other current assets and finance lease receivables are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, other current assets and finance lease receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. For the year ended December 31, 2020, the Group recorded RMB10,039 expected credit loss expense in selling, general and administrative expenses. As of December 31, 2020, the expected credit loss provision for the current and non-current
assets are RMB8,220 and RMB4,287 respectively.
The Group typically does not carry significant accounts receivable related to vehicle sales and related sales as customer payments are due prior to vehicle delivery, except for amounts of vehicle sales in relation to government subsidy to be collected from government on behalf of customers. Other current assets primarily consist of other receivables. Financial lease receivables primarily consist of the aggregate of the minimum lease receivable at the inception of the lease and the initial direct costs. The Group recorded a provision for current expected credit losses. The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and finance lease receivables for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	10,039
Write-offs	(4,251)

Balance as of December 31, 2020	12,507

Allowance for the accounts receivable, other current assets and finance lease receivables recognized for the year ended December 31, 2019 was 3,812, nil and 833.
(k) Short-term investment
For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive loss. The Group’s short-term investments in financial instruments were RMB407,844 and RMB2,820,711 as of December 31, 2019 and 2020, respectively.

(l) Inventory
Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the standard cost basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition, which approximates actual cost on monthly weighted average method. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
Inventory write-downs of RMB109,505 and RMB92,612 were recognized in cost of sales for the years ended December 31, 2019 and 2020.
(m) Property, plant and equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated primarily using the straight-line method over the estimated useful life of the asset. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful lives, which range from two to ten years, of the related assets. Salvage value rate is determined to 0% based on the economic value of the property, plant and equipment at the end of the estimated useful lives as a percentage of the original cost.

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years
Depreciation for mold and tooling is computed using the
units-of-production
method whereby capitalized costs are amortized over the total estimated productive life of the related assets.
The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets.
Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress
is included within property, plant and equipment and is amortized over the life of the related assets.
The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss. The loss on the disposal of property, plant and equipment amounting to RMB30,275, RMB1,191 and RMB6,167 were recognized in operating expenses during the years ended December 31, 2018, 2019 and 2020, respectively.

(n) Intangible assets, net
Intangible assets consist of manufacturing license, license plate, software and license of maintenance and overhauls. Intangible assets with finite lives, including software and license of maintenance and overhaul, are carried at acquisition cost less accumulated amortization and impairment, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise.
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months
The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives have changed.
Intangible assets that have indefinite useful life were manufacturing license and license plate as of December 31, 2020. The Group evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable.
(o) Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 50 years that represent the terms of land use rights certificate.

(p) Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is determined using anticipated cash flows discounted at a rate commensurate with the risk involved.
(q) Warranties
The Group provides a manufacturer’s standard warranty on all vehicles sold. The Group accrues a warranty reserve for the vehicles sold by the Group, which includes the Group’s best estimate of the projected costs to repair or replace items under warranties and recalls when identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other liabilities, while the remaining balance is included within other non-current
liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of sales in the consolidated statements of comprehensive loss.
The Group considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the vehicle, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees. The Group also provides extended lifetime warranty embedded through a vehicle sales contract. The extended lifetime warranty is likely incremental service provided to the customer to differentiate with other peer companies, as such, the lifetime warranty is a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.
(r) Revenue recognition
Revenue is recognized when or as the control of the goods or services is transferred upon delivery to customers. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; or

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates overall contract price to each distinct performance obligation based on its relative standalone selling price in accordance with ASC 606. The Group generally determines standalone-selling prices for each individual distinct performance obligation identified based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information, the data utilized, and considering the Group’s pricing policies and practices in making pricing decisions. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may affect the revenue recognition. The discount provided in the contract are allocated by the Group to all performance obligations as conditions under ASC
606-10-32-37
are not met.
When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities are primarily resulted from the multiple performance obligations identified in the vehicle sales contract, which is recorded as deferred revenue and recognized as revenue based on the consumption of the services or the delivery of the goods.
Vehicle sales
The Group generates revenue from sales of electric vehicles, together with a number of embedded products and services through a contract. The Group identifies the customers who purchase the vehicle as its customers. There are multiple distinct performance obligations explicitly stated in a series of contracts including sales of vehicle, free charging within 4 years or 100,000 kilometers, extended lifetime warranty, option between household charging pile and charging card, vehicle internet connection services, and services of lifetime free charging in XPeng-branded super charging stations and lifetime warranty of battery which are accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of vehicle to a customer.
Car buyers in the PRC are entitled to government subsidies when they purchase electric vehicles. For efficiency purpose and better customer service, the Group or Zhengzhou Haima Automobile Co., Ltd. (“Haima Auto”) applies for and collect such government subsidies on behalf of the customers. Accordingly, customers only pay the amount after deducting government subsidies. The Group determined that the government subsidies should be considered as part of the transaction price because the subsidy is granted to the buyer of the electric vehicle and the buyer remains liable for such amount in the event the subsidies were not received by the Group due to the buyer’s fault such as refusal or delay of providing application information.
The overall contract price is allocated to each distinct performance obligation based on the relative estimated standalone selling price. The revenue for sales of the vehicle and household charging pile is recognized at a point in time when the control of the vehicle is transferred to the customer and the charging pile is installed at customer’s designated location. For vehicle internet connection service, the Group recognizes the revenue using a straight-line method. For the extended lifetime warranty and lifetime warranty of battery, given limited operating history and lack of historical data, the Group decides to recognize the revenue over time based on a straight-line method initially, and will continue monitoring the cost pattern periodically and adjust the revenue recognition pattern to reflect the actual cost pattern as it becomes available. For the free charging within 4 years or 100,000 kilometers and charging card to be consumed to exchange for charging services, the Group considers that a measure of progress based on usage (rather than a time-based method) best reflects the performance as it’s typically a promise to deliver the underlying service rather than a promise to stand ready. For the services of lifetime free charging in XPeng-branded super charging station, the Group recognize the revenue over time based on straight-line method during the expected useful life of the vehicle.
Initial refundable deposits for intention orders and
non-refundable
deposits for vehicle reservations received from customers prior to vehicle purchase agreements signed are recognized as refundable deposits from customers (accruals and other liabilities) and advances from customers (accruals and other liabilities). When vehicle purchase agreements are signed, the consideration for the vehicle and all embedded services must be paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount regarding to those unperformed obligations. At the same time, advances from customers are classified as contract liability (deferred revenue) as part of the consideration.
XPILOT, the Group’s autonomous driving system, provides assisted driving and parking functions tailored for driving behavior and road conditions in China. The Group plans to roll out XPILOT 3.0 in January 2021. A customer can subscribe for XPILOT 3.0 by either making a lump sum payment or paying annual installments for a three-year period. XPILOT 3.0 will feature several new functions, including a navigation guided pilot for highway driving and advanced automated parking. Revenue related to XPILOT 3.0 is recognized at a point in time when autonomous driving functionality of XPILOT 3.0 is activated and transferred to the customers.
Other services
The Group provides variable other services to customers including services embedded in a sales contract, supercharging service, maintenance service, ride hailing services and vehicle leasing service.
Services embedded in a sales contract may include free charging within 4 years or 100,000 kilometers, extended lifetime warranty, option between household charging pile and charging card, vehicle internet connection services, lifetime warranty of battery and services of free charging services in XPeng-branded charging station. Other services also include supercharging service and maintenance service. These services are recognized under ASC 606.
The Group provides ride hailing services with smart commuting solutions to customers by using the Group’s self-owned G3 vehicles and hiring and training drivers managed by third party agents via service agreement. The Group believes it acts as a principle in the ride hailing services as it controls a specified good or service before it is transferred to the customers. The revenue for ride hailing services is recognized overtime in a period when the ride hailing services is consumed under ASC 606.
Revenue from vehicle leasing service to customers under operating lease and finance lease are recognized under ASC 842.
Practical expedients and exemptions
The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting and parts replacement service, are not performance obligations considering these services are value-added services to enhance customer experience rather than critical items for vehicle driving and forecasted that usage of these five services will be very limited. The Group also performs an estimation on the stand-alone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of foresaid services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.
Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligation if they are immaterial in the context of the contract and the relative stand-alone fair value individually and in aggregate is less than 1% of the contract price, namely the lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting and parts replacement service. Related costs are then accrued instead.
Customer Upgrade Program
In the third quarter of 2019, due to the upgrade of the latest vehicle model, G3 2020, the Group voluntarily offered all owners of G3 2019 model the options to either receive loyalty points, valid for 5 years since the grant date, which can be redeemed for goods or services, or obtain an enhanced trade-in
right contingent on a future purchase starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. The owners of G3 2019 model had to choose one of the two options within 30 days after receiving the notice. Anyone who did not make the choice before the date was deemed abandoning the options. At the time the offers were made, the Group still had unfulfilled performance obligations for services to the owners of G3 2019 model associated with their original purchase. The Group considered this offering is to improve the satisfaction of the owners of G3 2019 model but was not the result of any defects or resolving past claims regarding the G3 2019 model.
As both options provide a material right (a significant discount on future goods or services) for no consideration to existing customers with unfulfilled performance obligations, the Group considers this arrangement to be a modification of the existing contracts with customers. Further, as the customers did not pay for the additional rights, the contract modification is accounted for as the termination of the original contract and commencement of a new contract, which will be accounted for prospectively. The material right from the loyalty points or the trade-in
right shall be considered in the reallocation of the remaining consideration from the original contracts among the promised goods or services not yet transferred at the date of the contract modification. This reallocation is based on the relative stand-alone selling prices of these various goods and services.
For the material right from loyalty points, the Group estimated the probability of points redemption when determining the stand-alone selling price. Since the fact that most merchandise can be redeemed without requiring a significant amount of points compared with the amount of points provided to customers, the Group believes it is reasonable to assume all points will be redeemed and no forfeiture is estimated currently. The amount allocated to the points as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when future goods or services are transferred. The Group will continue to monitor forfeiture rate data and will apply and update the estimated forfeiture rate at each reporting period.
According to the terms of the
trade-in
program, owners of G3 2019 who elected the
trade-in
right have the option to trade in their G3 2019 at a fixed predetermined percentage of its original G3 2019 purchase price (the “guaranteed trade-in
value”) starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. Such trade-in
right is valid for 120 days. That is, if the owner of a G3 2019 does not purchase a new vehicle within that
120-day
period, the
trade-in
right expires. The guaranteed
trade-in
value will be deducted from the retail selling price of the new vehicle purchase. The customer cannot exercise the trade-in
right on a stand-alone basis solely as a function of their original purchase of the G3 2019 and this program, and therefore, the Group does not believe the substance of the program is a repurchase feature that provides the customer with a unilateral right of return. Rather, the trade-in
right and purchase of a new vehicle are linked as part of a single transaction to provide a loyalty discount to existing customers. The Group believes the guaranteed trade-in
value will be greater than the expected market value of the G3 2019 at the time the trade-in
rights become exercisable, and therefore, the excess value is essentially a sales discount on the new vehicle purchase. The Group estimated the potential forfeiture rate based on the market expectation of the possibility of the future buying and applied the forfeiture rate when determining the stand-alone selling price at the date of the contract modification. The amount allocated to the trade-in
right as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when the trade-in
right is exercised and a new vehicle is purchased. The Group will continue to reassess the reasonableness of the forfeiture rate applied in the subsequent reporting periods.
(s) Cost of sales
Vehicle
Cost of vehicle revenue includes direct parts, material, labor cost and manufacturing overhead (including depreciation of assets associated with the production) and reserves for estimated warranty expenses. Cost of vehicle revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand
inventories that are either obsolete or in excess of forecasted demand, and impairment charge of property, plant and equipment.
Services and others
Cost of services and others revenue generally includes cost of direct part, material, labor costs, installment costs, costs associated with providing non-warranty
after-sales service and depreciation of associated assets used for providing the services.
Cost of ride hailing services revenue also includes agent and service fee paid to third party agents and revenue sharing fee to a third party data supporting entity.
(t) Research and development expenses
All costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses consist primarily of employee compensation for those employees engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. For the years ended December 31, 2018, 2019 and 2020, R&D expenses were RMB1,051,219, RMB2,070,158 and RMB1,725,906 respectively.
(u) Selling, general and administrative expenses
Sales and marketing expenses consist primarily of employee compensation and marketing, promotional and advertising expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. Selling costs are expenses as incurred. For the years ended December 31, 2018, 2019 and 2020, advertising costs were RMB58,326
, RMB
168,170 and RMB517,135 respectively, and total sales and marketing expenses were RMB317,109, RMB668,602 and RMB1,737,765 respectively.
General and administrative expenses consist primarily of employee compensation for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, legal, and other professional services fees, lease and other general corporate related expenses. For the years ended December 31, 2018, 2019 and 2020, general and administrative expenses were RMB325,432, RMB495,967 and RMB1,182,884 respectively.
(v) Employee benefits
Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB104,201, RMB215,046 and RMB152,361 for the years ended December 31, 2018, 2019 and 2020, respectively.
(w) Government grants
The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as land fulfillment costs and production and capacity subsidies related to the manufacturing plant construction of Zhaoqing XPeng (“Zhaoqing manufacturing plant”). Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific subsidies as other non-current
liabilities when received or reduced interest expense. The specific subsidies are amortized over the depreciation period of associated assets to reduce their depreciation cost. Other subsidies are recognized as other income upon receipt as further performance by the Group is not required.
(x) Income taxes
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.
Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.
Adoption of ASU
2016-16
In October 2016, the FASB issued ASU
2016-16,
Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard requires entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. The Company adopted ASU
2016-16
as of January 1, 2018 using a modified retrospective transition method, no reclassification of prepaid income taxes related to asset transfers that occurred prior to adoption from other current and non-current
assets to opening retained earnings. There was no material impact on the Company’s consolidated financial statements.
(y) Share-based compensation
The Group grants restricted share units (“RSUs”), restricted shares and share options (collectively, “Share-based Awards”) to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Share-based awards are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method or straight-line method, net of estimated forfeitures, if any, over the requisite service period. For awards with performance conditions, Company would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved.
The fair value of the RSUs and restricted shares granted prior to the completion of the IPO were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of share options granted prior to the completion of the IPO is estimated on the grant or offering date using the Binomial option-pricing model. The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive Share-based Awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.
The fair value of the RSUs granted subsequent to the completion of the IPO is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Share options granted to employees:
Since 2015, Chengxing has granted options to certain directors, executive officers and employees. The options granted are exercisable only upon the completion of an IPO or change in control.
Share options granted to employees includes both service condition and performance condition. Employees are required to provide continued service through the satisfaction of the occurrence of change of control or an IPO to retain the award since no share option would be vested prior to the occurrence of the Liquidity Event even though the service condition has been satisfied. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense to be recognized until the date of consummation of Liquidity Event.
On June 28, 2020, the board of directors of the Company approved the 2019 Equity Incentive Plan (“ESOP Plan”) with 161,462,100 Class A ordinary shares reserved. Options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted under the ESOP Plan.
In June 2020, the Group agreed with the participants to cancel the existing stock options granted during the period between 2015 and the first quarter of 2020 along with a concurrent grant of a replacement RSUs (“Replacement”).
Restricted share units granted to employees:
Prior to the completion of the IPO, RSUs granted to employees include both service condition and performance condition. Employees are required to provide continued service through the satisfaction of the occurrence of Liquidity Event to retain the award since no RSU would be vested prior to the occurrence of the Liquidity Event even though the service condition has been satisfied. The Group also granted RSUs in 2020 with only performance condition and the RSUs would be vested upon the occurrence of Liquidity Event. Given the vesting of these two types of RSUs granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense to be recognized until the date of consummation of Liquidity Event. In July 2020, RSUs vested immediately upon grant date were granted to employees and the share-based compensation expense were recognized immediately on the grant date.
Subsequent to the completion of the IPO, the Group granted RSUs with only service condition to employees and the share-based compensation expense were recognized over the vesting period using straight-line method.
Restricted shares granted to two
co-founders:
In the years ended December 31, 2018, 2019, two
co-founders
have agreed that their founders’ shares would be subject to requisite service conditions that shall vest in a certain period. The restricted shares require future requisite service and it does not contain a market or performance condition that must be satisfied before the grant date. Accordingly, no share-based compensation expenses would be recognized prior to the grant date but would be recognized based on the fair value of the shares at the grant date over the requisite service period.
A change in any of the terms or conditions of restricted shares granted to two co-founders
is accounted for as a modification of the awards. The cumulative amount of share-based compensation expenses that would be recognized is the original grant-date fair value of the award plus any incremental fair value resulting from the modification. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested restricted shares, the Group recognizes incremental compensation cost in the period when the modification occurs. For restricted shares not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.
As of December 31, 2019, all the restricted shares of two
co-founders
have been vested.

(z) Statutory reserve
The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to PRC’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from its after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.
In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax
profit as determined under the PRC GAAP to
non-distributable
reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.
The use of the general reserve fund, statutory surplus fund and discretionary surplus fund is restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. No reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
During the years ended December 31,2018, 2019 and 2020, there is no statutory reserves.
(aa) Comprehensive loss
The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net loss.
(ab) Leases
In February 2016, the FASB issued ASC 842, Leases, to require lessees to recognize all leases, with certain exceptions, on the balance sheets, while recognition on the statement of operations will remain similar to lease accounting under ASC 840. Subsequently, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, ASU
No. 2018-11,
Targeted Improvements, ASU
No. 2018-20,
Narrow-Scope Improvements for Lessors, and ASU
2019-01,
Codification Improvements, to clarify and amend the guidance in ASU
No. 2016-02.
ASC 842 eliminates real estate-specific provisions and modifies certain aspects of lessor accounting.
(a) As a lessee
(i) Operating lease
The Group early adopted the ASUs as of January 1, 2018 using the cumulative effect adjustment approach. Upon adoption, the Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to carry forward the historical determination of contracts as leases, lease classification and not reassess initial direct costs for historical lease arrangements. In addition, the Group also elected the practical expedient to apply consistently to all of the Group’s leases to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Group’s right-of-use
assets.
The Group includes a
right-of-use
asset and lease liability related to substantially all of the Group’s lease arrangements in the consolidated balance sheets. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use
assets, and the corresponding lease liabilities are included within current portion of lease liabilities for the current portion, and within lease liabilities for the long-term portion on the consolidated balance sheets as of December 31, 2019 and 2020.
The Group has lease agreements with lease and
non-lease
components, and has elected to utilize the practical expedient to account for the non-lease
components together with the associated lease component as a single combined lease component.
The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments.
(b) As a lessor
The Group provides vehicle leasing service to customers under operating lease and finance lease.
(i) Operating lease
The Group recognizes the lease payments as vehicle leasing income in profit or loss over the lease term on a straight-line basis.
(ii) Finance lease
At the commencement of the lease term, the aggregate of the minimum lease receivable at the inception of the lease and the initial direct costs is recognized as finance lease receivables, and the unguaranteed residual value is recorded at the same time. The difference between the aggregate of the minimum lease receivable, the initial direct costs and the unguaranteed residual value, and the aggregate of their present values is recognized as unearned finance income. The net amount of finance lease receivables less unearned finance income is divided into finance lease receivable – net and current portion of finance lease receivable – net due within one year for presentation.
Finance lease receivables are carried at amortized cost net of loss allowance for finance lease receivables. When determining the loss allowance for a net investment in the lease, the Group takes into consideration the collateral relating to the net investment in the lease. The collateral relating to the net investment in the lease represents the cash flows that the Group would expect to receive (or derive) from the lease receivable and the unguaranteed residual asset during and following the end of the remaining lease term.
Lease income from finance lease is recognized in other revenues using the effective interest method.
(ac) Dividends
Dividends are recognized when declared. No dividends was declared for the years ended December 31, 2018 , 2019 and 2020, respectively.
(ad) Earnings (losses) per share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares, considering the accretion on Preferred Shares to redemption value, deemed dividend due to extinguishment of Preferred Shares, deemed dividend due to modification of Preferred Shares, deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares and deemed contribution from repurchase of Preferred Shares, by the weighted average number of.ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the Preferred Shares using the if-converted
method, unvested restricted shares, and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.
(ae) Segment reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.